Basis of Presentation	6 Months Ended
Jun. 30, 2020
BASIS OF PRESENTATION
BASIS OF PRESENTATION

Note 1 – Basis of Presentation

Accounting Policies

The interim report is prepared in accordance with International Accounting Standard No. 34 (IAS 34), “Interim Financial Reporting” and additional Danish disclosure requirements for interim reports of listed companies. The interim report has not been reviewed or audited by Genmab’s external auditors.

The interim report has been prepared using the same accounting policies as outlined in section 1 – Basis of Presentation in the financial statements in the 2019 annual report. A number of new or amended standards became applicable for the current reporting period. Genmab did not have to change its accounting policies as a result of adopting these standards.

Management Judgments and Estimates under IFRS

In preparing interim reports, certain provisions under IFRS require management to make judgments (various accounting estimates and assumptions) which may significantly impact the group’s financial statements. The most significant judgments include, among other things, revenue recognition, share-based compensation, deferred tax assets, and recognition of internally generated intangible assets. For additional descriptions of significant judgments and estimates, refer to note 1.3 in the 2019 annual report and note 2 within this interim report for details related to the AbbVie collaboration.

Fair Value Measurement

For financial instruments that are measured in the balance sheet at fair value, IFRS 13 for financial instruments requires disclosure of fair value measurements by level of the following fair value measurement hierarchy for:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities
•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)
•	Level 3 – Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

MDKK		June 30, 2020			December 31, 2019
Assets Measured at Fair Value	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Marketable securities	3	6,177	—	—	7,419	—	—
Other investments		—	—	152	—	—	149

Marketable Securities

All fair market values are determined by reference to external sources using unadjusted quoted prices in established markets for our marketable securities (Level 1).

Other Investments

Other investments consist primarily of a DKK 149 million equity investment in CureVac AG. The investment in CureVac AG, the developer of mRNA technology, was made in December 2019. The valuation is based on the payment made which approximates fair value, and the assumptions are evaluated on a quarterly basis (Level 3).